Related Party Transactions - Additional Information (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Dec. 04, 2017	Jun. 09, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue recognized from related party			$ 26,000	$ 306,200	$ 306,200	$ 53,500
Due for related parties					0
Accounts receivable			0		0	77,600
Charges for services			338,200	$ 397,300	530,300	356,400
Accounts payable and accrued expenses			$ 49,200		54,000	$ 65,800
Private Placement [Member]
Related Party Transaction [Line Items]
Common stock warrants, exercise price per share		$ 225.00
Previously Reported [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses					$ 54,300
Directors And Officers [Member]
Related Party Transaction [Line Items]
Stock issued during period	285,000	14,000
Share price	$ 2.40	$ 7.50
Warrants to purchase common stock	285,000
Common stock warrants, exercise price per share	$ 2.95
Directors And Officers [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Stock issued during period		125,238
Share price		$ 5.25
Warrants to purchase common stock		125,238
Common stock warrants, exercise price per share		$ 7.50